Schedule of Basic and Diluted Earning Per Share and Weighted Average Number of Share (Details) - $ / shares	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024	Jun. 30, 2023
Statutory Information
Total basic (loss) earnings per share attributable to the ordinary equity holders of the company	$ (0.01)	$ 0.04	$ (0.04)	$ 0.13	$ (1.07)	$ 0.10
Total diluted (loss) earnings per share attributable to the ordinary equity holders of the company	$ (0.01)	$ 0.04	$ (0.04)	$ 0.13	$ (1.07)	$ 0.10
Weighted average number of ordinary shares used as the denominator in calculating basic earnings per share	23,224,102	18,646,643	23,224,102	18,646,643	19,900,741	18,646,643
Amounts uncalled on partly paid shares and calls in arrears
Options
Deferred shares
Convertible notes
Weighted average number of ordinary shares and potential ordinary shares used as the denominator in calculating diluted earnings per share	23,224,102	18,646,643	23,224,102	18,646,643	19,900,741	18,646,643